Fair Value Measurements (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Assets:
Restricted cash held in trust	$ 48,498,219	$ 48,485,877
Recurring basis [Member]
Assets:
Restricted cash held in trust	48,498,219	48,485,877
Quoted Prices in Active Markets (Level 1) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust	48,498,219	48,485,877
Significant Other Observable Inputs (Level 2) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust
Significant Unobservable Inputs (Level 3) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust